Intangible assets (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
General expenses	R$ 25,815,313	R$ 20,389,889	R$ 19,286,394
Public Private Partnership [Member]
IfrsStatementLineItems [Line Items]
General supplies	21,073	14,858
Outsourced services	44,466	31,351
General expenses	5,823	4,106
Amortization	169,659	127,373
Financial expenses	499,969	353,860
Total	R$ 740,990	R$ 531,548